Basis of Preparation	12 Months Ended
Dec. 31, 2020
Basis of Preparation
Basis of Preparation

2.Basis of Preparation

a.	Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board as at December 31, 2020.

b.	Basis of Presentation

These consolidated financial statements have been prepared on the historic cost basis except for certain financial instruments, which are measured at fair value as explained in the Summary of Significant Accounting Policies set out in Note 3.

On January 27, 2021, the Corporation completed a one-for-ten (1:10) reverse share split of all of its issued and outstanding common shares ("Share Consolidation"), resulting in a reduction of the issued and outstanding shares from 474,811,340 to 47,481,134. Shares reserved under the Corporation's equity and incentive plans were adjusted to reflect the Share Consolidation. All share and per share data presented in the Corporation's consolidated financial statements have been retroactively adjusted to reflect the Share Consolidation unless otherwise noted.

These consolidated financial statements for the years ended December 31, 2020 and December 31, 2019 were approved and authorized for issue by the board of directors on March 15, 2021.

c.	COVID-19 Estimation Uncertainty

In March 2020, the World Health Organization declared the outbreak of COVID-19 a global pandemic. Government measures to limit the spread of COVID-19, including the closure of non-essential businesses, did not materially disrupt the Corporation’s operations during the year.

Due to the rapid developments and uncertainty surrounding COVID-19, it is not possible to predict the impact that COVID-19 will have on our business, financial position and operating results in the future. The Corporation is closely monitoring the impact of the pandemic on all aspects of its business.